Annual Fund Operating Expenses - ERShares Private-Public Crossover ETF - ERShares Private-Public Crossover ETF	Mar. 04, 2026	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[2]
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	1.06%
Expenses (as a percentage of Assets)	1.81%	[3]

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The management fee is structured as a “unified fee,” out of which Capital Impact Advisors, LLC, the Fund’s advisor (the “Advisor”) pays all of the ordinary operating expenses of the Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.
[3]	The “Total Annual Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of this Prospectus, which does not include “Acquired Fund Fees and Expenses.”